Goodwill and intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	$ 10,679
Amortization charge	(1,084)	$ (1,019)	$ (1,033)
Intangible assets and goodwill, ending balance	10,231	10,679
Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	19,492	19,014
Impact of business combinations	505	346
Additions	132	197
Reclassifications	0
Disposals, derecognitions, and transfers	(41)	(65)
Intangible assets and goodwill, ending balance	20,088	19,492	19,014
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(8,813)	(7,473)
Amortization charge	(1,084)	(1,019)
Disposals, derecognitions, and transfers	40	57
Impairment charge		(378)
Intangible assets and goodwill, ending balance	(9,857)	(8,813)	(7,473)
Goodwill [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	8,899
Intangible assets and goodwill, ending balance	8,905	8,899
Goodwill [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	8,899	8,895
Impact of business combinations	6	4
Intangible assets and goodwill, ending balance	8,905	8,899	8,895
Alcon brand name [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,980
Intangible assets and goodwill, ending balance	2,980	2,980
Alcon brand name [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	2,980	2,980
Intangible assets and goodwill, ending balance	2,980	2,980	2,980
Acquired research & development [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	246
Intangible assets and goodwill, ending balance	725	246
Acquired research & development [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	249	242
Impact of business combinations	505
Additions	7	71
Reclassifications	(33)
Disposals, derecognitions, and transfers		(64)
Intangible assets and goodwill, ending balance	728	249	242
Acquired research & development [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(3)	(58)
Disposals, derecognitions, and transfers		57
Impairment charge		(2)
Intangible assets and goodwill, ending balance	(3)	(3)	(58)
Technologies [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,185
Intangible assets and goodwill, ending balance	677	1,185
Technologies [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,369	5,368
Additions		1
Intangible assets and goodwill, ending balance	5,369	5,369	5,368
Technologies [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(4,184)	(3,635)
Amortization charge	(508)	(510)
Impairment charge		(39)
Intangible assets and goodwill, ending balance	(4,692)	(4,184)	(3,635)
Currently marketed products [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	1,848
Intangible assets and goodwill, ending balance	1,598	1,848
Currently marketed products [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,440	4,094
Impact of business combinations		346
Intangible assets and goodwill, ending balance	4,440	4,440	4,094
Currently marketed products [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(2,592)	(2,008)
Amortization charge	(250)	(247)
Impairment charge		(337)
Intangible assets and goodwill, ending balance	(2,842)	(2,592)	(2,008)
Marketing know-how [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	4,054
Intangible assets and goodwill, ending balance	3,814	4,054
Marketing know-how [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	5,960	5,960
Intangible assets and goodwill, ending balance	5,960	5,960	5,960
Marketing know-how [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(1,906)	(1,668)
Amortization charge	(240)	(238)
Intangible assets and goodwill, ending balance	(2,146)	(1,906)	(1,668)
Other intangible assets (including software) [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	366
Intangible assets and goodwill, ending balance	437	366
Other intangible assets (including software) [member] | Gross carrying amount [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	494	370
Additions	125	125
Reclassifications	33
Disposals, derecognitions, and transfers	(41)	(1)
Intangible assets and goodwill, ending balance	611	494	370
Other intangible assets (including software) [member] | Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill, beginning balance	(128)	(104)
Amortization charge	(86)	(24)
Disposals, derecognitions, and transfers	40
Intangible assets and goodwill, ending balance	$ (174)	$ (128)	$ (104)